CAPITAL MANAGEMENT INVESTMENT TRUST
140 Broadway
New York, New York 10005
(888) 626-3863

June 17, 2015

VIA EDGAR
Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	Capital Management Investment Trust (“Trust”) (File Nos. 33-85242 and 811-08822); on behalf of the Capital Management Mid-Cap Fund (the “Fund”), a series of the Trust

Ladies and Gentlemen:
Enclosed for filing pursuant to Rule 497(e) under the Securities Act of 1933, as amended, (the “1933 Act”) are exhibits containing interactive data format risk/return summary information that reflect the risk/return summary information in the supplements for the Fund as filed pursuant to Rule 497(e) under the 1933 Act on June 3, 2015 (Accession Number: 0001398344-15-003702).

If you have any questions concerning the foregoing, please call the undersigned at 816-949-1840.

Sincerely,
Capital Management Investment Trust

/s/ Robert Driessen
Robert Driessen
Secretary